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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/11

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	November 14, 2011
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	19

Form 13F Information Table Value Total: $327,756
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----
APPLE INC		  COM	    037833100	  34,421	 90,300	   SH		    SOLE	  90,300
COMCAST CORP-CLA (NAS)	  CLA	    20030N101	  12,384        592,530	   SH		    SOLE         592,530
EQUINIX INC (NMS)	  COM	    29444U502	  75,052	844,900	   SH		    SOLE	 844,900
FOCUS MEDIA HOLDING-ADR	  COM	    34415V109	  14,164	843,600	   SH		    SOLE	 843,600
GENERAL MOTORS CO	  COM	    37045V100	  11,541	571,887	   SH		    SOLE	 571,887
GENERAL MOTORS-CW16 A	  OPTION    37045V118	   3,565	306,262	   OPTION    CALL   SOLE	 306,262
GENERAL MOTORS-CW19 B	  OPTION    37045V126	   2,429	306,262	   OPTION    CALL   SOLE	 306,262
GOOGLE INC CL-A		  CLA	    38259P508	  36,217	 70,410    SH		    SOLE	  70,410
GREEN MOUNTAIN COFFEE	  COM	    393122106	  16,692	179,600	   SH 		    SOLE	 179,600
   ROASTERS INC
MASTERCARD INC-CLASS A	  CLA	    57636Q104	  38,598	121,700    SH		    SOLE	 121,700
MELCO CROWN ENTERTAINMENT COM	    585464100	  13,072      1,573,090	   SH		    SOLE       1,573,090
    LTD
MENTOR GRAPHICS CORP (NAS)COM	    587200106	   1,421	147,729	   SH		    NONE	 147,729
PRICELINE COM INC	  COM	    741503403	  27,013	 60,100	   SH		    SOLE	  60,100
RACKSPACE HOSTING INC 	  COM	    750086100	  16,496	483,200	   SH		    SOLE	 483,200
   (NYS)
SIX FLAGS ENTERTAINMENT	  COM	    83001A102	   4,989	179,980	   SH		    SOLE	 179,980
   CORP
SPREADTRUM COMMUNICATIONS COM	    849415203	   8,606	479,470	   SH		    SOLE	 479,470
   ADR (NAS)
VERINT SYSTEMS INC (NAS)  COM	    92343X100	   2,994	113,880	   SH		    SOLE	 113,880
YAHOO! INC		  COM	    984332106      7,921	601,900	   SH		    SOLE	 601,900
21VIANET GROUP INC	  COM	    90138A103	     180	 18,100	   SH		    SOLE	  18,100
   ADR (NMS)
